Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in capital	Accumulated Deficit	Total
Balance at Jun. 30, 2023	$ 1	$ 15,171	$ (9,062)	$ 6,110
Balance (in Shares) at Jun. 30, 2023	12,817,500
Repurchase of common stock (Note 4)		(4)		$ (4)
Repurchase of common stock (Note 4) (in Shares)	(649,570)
Stock options exercised (in Shares)
Stock warrants exercised
Stock warrants exercised (in Shares)	10,494
Stock-based compensation		732		732
Net income (loss)			(4,562)	(4,562)
Balance at Jun. 30, 2024	$ 1	15,899	(13,624)	2,276
Balance (in Shares) at Jun. 30, 2024	12,178,424
Issuance of common stock, net of offering costs (Note 4)	$ 1	12,587		12,588
Issuance of common stock, net of offering costs (Note 4) (in Shares)	2,628,571
Conversion of convertible notes (Note 3)		1,667		1,667
Conversion of convertible notes (Note 3) (in Shares)	898,573
Conversion of derivative liabilities (Note 2)		2,471		2,471
Stock options exercised		25		$ 25
Stock options exercised (in Shares)	151,028			267,957
Stock warrants exercised
Stock warrants exercised (in Shares)	8,034
Stock-based compensation		1,893		1,893
Net income (loss)			(3,022)	(3,022)
Balance at Jun. 30, 2025	$ 2	$ 34,542	$ (16,646)	$ 17,898
Balance (in Shares) at Jun. 30, 2025	15,864,630